Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated March 8, 2012
to the Statutory Prospectus for Institutional, Class P, Administrative and Class D Shares of
Allianz Funds
Dated November 1, 2011 (as supplemented thereafter)
Disclosure Relating to the Allianz AGIC Target Fund
PROPOSED REORGANIZATION OF THE ALLIANZ AGIC TARGET FUND INTO THE ALLIANZ
RCM MID-CAP FUND
As previously disclosed, on December 15-16, 2011, the Board of Trustees of Allianz Funds (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the Allianz AGIC Target Fund would be reorganized on a tax-free basis with and into the Allianz RCM Mid-Cap Fund. The proposed transaction is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be during the second quarter of 2012, although the Reorganization may be delayed.
In connection with the Reorganization, it is anticipated that purchases and exchange purchases of the Allianz AGIC Target Fund will be permitted until the Closing Date of the Reorganization.
Please retain this Supplement for future reference.

ALLIANZ FUNDS
Supplement Dated March 8, 2012
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011 (as supplemented thereafter)
Disclosure Relating to the Allianz AGIC Target Fund
PROPOSED REORGANIZATION OF THE ALLIANZ AGIC TARGET FUND INTO THE ALLIANZ
RCM MID-CAP FUND
As previously disclosed, on December 15-16, 2011, the Board of Trustees of Allianz Funds (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the Allianz AGIC Target Fund would be reorganized on a tax-free basis with and into the Allianz RCM Mid-Cap Fund. The proposed transaction is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be during the second quarter of 2012, although the Reorganization may be delayed.
In connection with the Reorganization, it is anticipated that purchases and exchange purchases of the Allianz AGIC Target Fund will be permitted until the Closing Date of the Reorganization.
Please retain this Supplement for future reference.